Note 7 - Convertible debentures and promissory notes payable (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Related Party Transactions [Abstract]
Accretion Expense	$ 54,469	$ 66,560	$ 219,497
Coupon interest on the Debentures	$ 182,393	$ 172,977	$ 162,530